Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 35,311	$ 28,237
Trade receivables, net of allowance for credit losses of $13,796 and $24,602 at December 31, 2024 and 2023, respectively	149,619	104,321
Inventories	59,693	68,811
Other accounts receivable and prepaid expenses	16,415	16,571
Total current assets	261,038	217,940
Non-current assets:
Severance pay and pension fund	4,915	4,985
Property and equipment, net	36,764	30,659
Operating lease right-of-use assets	16,702	18,837
Intangible assets, net	16,791	16,401
Goodwill	7,749	7,749
Other non-current assets	1,037	1,954
Total non-current assets	83,958	80,585
Total assets	344,996	298,525
Current Liabilities:
Trade payables	91,157	67,032
Deferred revenues	2,573	5,507
Short-term loans	25,200	32,600
Operating lease liabilities	2,971	3,889
Other accounts payable and accrued expenses	29,547	23,925
Total current liabilities	151,448	132,953
Non-current liabilities:
Accrued severance pay and pensions	8,359	9,399
Deferred revenues	0	670
Operating lease liabilities	12,936	13,716
Other long-term payables	5,928	7,768
Total non-current liabilities	27,223	31,553
Commitments and contingent liabilities
Shareholders’ Equity:
Ordinary shares of NIS 0.01 par value – Authorized: 240,000,000 and 120,000,000 shares on December 31, 2024 and 2023 respectively; Issued: 91,874,448 and 88,899,844 shares on December 31, 2024 and 2023, respectively; Outstanding: 88,392,925 and 85,418,321 shares on December 31, 2024 and 2023, respectively	232	224
Additional paid-in capital	447,369	437,161
Treasury shares at cost – 3,481,523 ordinary shares on December 31, 2024 and 2023	(20,091)	(20,091)
Accumulated other comprehensive loss	(10,060)	(8,087)
Accumulated deficit	(251,125)	(275,188)
Total shareholders' equity	166,325	134,019
Total liabilities and shareholders' equity	$ 344,996	$ 298,525